ATTORNEYS AT LAW

250 PARK AVENUE

NEW YORK, NEW YORK 10177-1211

212.351.4500

FAX: 212.661.0989

EBGLAW.COM

SIDNEY TODRES

TEL: 212.351.4735

FAX: 212.661.0989

STODRES@EBGLAW.COM

September 12, 2005

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Craig Slivka
Division of Corporation Finance

Re:	Correctional Services Corporation
Preliminary Proxy Statement

Ladies and Gentlemen:

Reference is made to the Preliminary Proxy Statement of Correctional Services Corporation (the “Company”), filed on August 9, 2005, and to the staff’s letter of comments thereto, dated August 31, 2005.

On behalf of the Company, we are delivering to you herewith via EDGAR a copy of Amendment No. 1 to the Company’s Preliminary Proxy Statement marked to indicate changes from the original filing, most of which are responsive to the staff’s comments.

With respect to our responses to the staff’s comments, which follow, for ease of the staff’s review, we have set forth the staff’s comment and comment number in bold immediately preceding our response.

General

1.	Please provide a brief description of the general nature of the business conducted by you and The GEO Group, Inc. Please refer to Item 14(b)(3) of Schedule 14A.

In response to the staff’s request, the general nature of the businesses conducted by The GEO Group, Inc. (“GEO”) and the Company, respectively, have been disclosed under the caption “Summary – The Companies” on page 4 of the proxy statement.

Securities and Exchange Commission

September 12, 2005

2.	Please disclose the anticipated aggregate amount of consideration that GEO will pay for outstanding shares of common stock and outstanding options and how it will fund the payment.

Pursuant to the staff’s request, the proxy statement has been revised to disclose the aggregate merger consideration payable by GEO for the outstanding shares (approximately $61 million) and for outstanding options (approximately $1 million), together with GEO’s source of funding, under the captions “The Merger – No Financing Condition” and “The Merger Agreement – Merger Consideration” on pages 24 and 27, respectively, of the proxy statement.

3.	Please disclose who the directors and officers of the company will be after the merger.

As requested by the staff, the Company’s directors and officers following the merger are named under the caption “The Merger Agreement – Directors and Officers” on page 28 of the proxy statement.

Letter to Shareholders and Notice of Special Meeting of Stockholder

4.	Please revise your descriptions of the merger to describe the transaction in clear, plain English. Where you discuss the existence of merger subs for the mechanics of the transaction, please also simply state that GEO will acquire you through a merger and you will cease to be a public company. Please also comply with this comment in Virtgame letter to shareholders and the Q & A section.

In response to the staff’s comment, the proxy statement has been revised to describe the merger more clearly in the letter to stockholders, the notice of special meeting of stockholders and on pages 4 and 27 of the proxy statement.

5.	Please present the information regarding the transaction in bullet format so it is easier to read.

As requested by the staff, the description of the transaction has been presented in bullet format in the letter to stockholders, the notice of special meeting of stockholders and on pages 4 and 27 of the proxy statement.

6.	Because this letter to Correctional Services Corporation’s shareholders also serves as soliciting material, strive for a balanced presentation. Where you include the boards’ recommendation, disclose with equal prominence that board members will directly benefit from the merger. Make similar revisions in all applicable places in the proxy statement.

In response to the staff’s comment, the proxy statement has been revised to reflect the interests of the Company’s directors and executive officers in the merger in all places in the proxy statement where we have set forth the board’s recommendation, specifically in the letter to stockholders, the notice of special meeting of stockholders and on pages 5 and 9.

Securities and Exchange Commission

September 12, 2005

Questions and Answers About the Special Meeting and Merger, page 1

7.	You currently repeat information in your Q&A section and your summary section. The Q&A should not repeat any information that appears in the summary, and the summary should not repeat information in the Q&A. For purposes of eliminating redundancies and grouping like information together, please view your Q&A and summary as one section. When revising these sections, please consider disclosing procedural information about the merger in the Q&A (i.e. voting procedures, appraisal procedurals, etc.) and substantive information about the terms of the merger in the summary.

In response to the staff’s suggestion, the proxy statement has been revised such that procedural information about the merger is disclosed in the Q&A section and substantive information about the terms of the merger agreement is disclosed in the Summary section.

8.	We note your statement on page 38 that a stockholder that desires to exercise their appraisal rights must not vote in favor of the merger. However, please disclose whether a stockholder’s failure to vote against the proposal will constitute a waiver of its appraisal rights.

In response to the staff’s request, the statement on page 3 regarding appraisal rights has been expanded to accurately reflect the essential steps in the appraisal process.

Q. Have the Special Committee and Board received financial advice with respect to the merger?, page 2

9.	Please disclose that a significant portion of the fee paid to the financial advisor is contingent on the consummation of the merger.

As requested by the staff, the proxy statement has been revised on page 5 to reflect that a significant portion of Jefferies’ fee is contingent on the consummation of the merger.

Solicitation of Proxies, page 9

10.	We note that Georgerson has been retained by you to assist in the solicitation of proxies for a fee of $7,500 plus expenses related to the solicitation. Please disclose any other material features of your contract with Georgerson. Please refer to Item 4(a)(3) of Schedule 14A.

Securities and Exchange Commission

September 12, 2005

In response to the staff’s request, the proxy statement has been revised on page 10 to reflect the material features of the Company’s contract with Georgeson.

11.	We note that you may employ various methods to solicit proxies, including mail, telephone, personal interviews, or electronic means. Be advised that all written soliciting materials, including emails or scripts to be used soliciting proxies over the telephone, must be filed under the cover of Schedule 14A. Please refer to Item 14a-6(b) and (c). Please confirm your understanding.

We confirm our understanding that all written soliciting materials must be filed under cover of Schedule 14A.

The Merger, page 10

12.	Please disclose what aspects of your historical performance and future prospects led you to consider selling the company in late 2003.

The requisite disclosure requested by the staff has been inserted on page 12 of the proxy statement.

13.	Please disclose whether you or GEO initiated contact regarding a proposed transaction and why GEO was chosen as a possible candidate.

The sequence of the contacts between GEO and the Company has been set forth in response to the staff’s comment on page 12 of the proxy statement.

14.	Disclose why the special committee viewed the $50 million offer as a reduction in price from the January 13, 2005 offer. What was the aggregate price of that offer?

The merger consideration of $4.65—$4.75 per share into which the $50 million offer converts has been disclosed on page 13 of the proxy statement, a decrease from the $5.00 per share offer of January 13, 2005.

Opinion of the Company’s Financial Adviser, page 15

15.	Disclose here and in the main section, if true, that no updated opinion will be obtained.

In response to the staff’s request, the proxy statement has been revised on pages 5 and 17 to reflect the fact that no updated opinion from Jefferies will be obtained.

16.	Please describe in more detail any material relationship between you and Jefferies in the past two years as well as the compensation paid to Jefferies during this time period and for its fairness opinion. Please refer to Item 1015(b)(4) of Regulation M-A.

Securities and Exchange Commission

September 12, 2005

The Company supplementally advises the staff that Jefferies has not provided any services to, or received any compensation from, the Company during the past two years other than in connection with the merger, therefore, no change was made in the proxy statement other than to reflect Jefferies’ compensation for the merger on page 23 of the proxy statement.

17.	In the first full sentence on page 16, please describe the other quantitative reviews, analyses and inquiries or otherwise delete the reference.

In response to the staff’s comment, the Company respectfully notes that the disclosure indicating Jefferies conducted other quantitative reviews, analyses and inquiries is taken directly from Jefferies’ opinion, the full text of which appears in Annex B. The Company further notes that a summary of the material financial and comparative analyses performed by Jefferies is included in the disclosure beginning on page 20. This summary describes the other quantitative reviews, analyses and inquiries conducted by Jefferies that are not described in Jefferies’ opinion. Accordingly, the Company respectfully submits that no further disclosure is necessary.

18.	Please clarify who determined the amount of consideration to be paid. Please refer to Item 1015(b)(5) of Regulation M-A.

The clarification requested by the staff has been made on page 18 of the proxy statement.

19.	Please disclose any limitations or instruction the financial adviser received regarding the rendering of its opinion. Please refer to Item 1015(b)(6) of Regulation M-A.

The proxy statement has been revised on page 18 to address the staff’s comment.

20.	Please provide for staff review all materials prepared by Jefferies provided to you. Provide all transcripts, summaries and video presentation materials as well as copies of board books. We may have further comments upon reviewing these materials.

Copies of Jefferies’ presentations dated August 13, 2003, March 31, 2005 and July 13, 2005 to the board of directors of the Company are being supplementally delivered to the staff under separate cover by Jefferies’ counsel, Latham & Watkins LLP, together with a request for confidential treatment under the Freedom of Information Act.

21.	Please disclose the basis for Jefferies’ assumption that the financial analyses and forecasts relating to you were reasonably prepared and reflected the best currently available estimates and judgments of management as well as the basis for the assumption by Jefferies that you will continue to perform in accordance with these forecasts.

As stated in its opinion, Jefferies “assumed and relied upon, but [has] not assumed any responsibility to independently investigate or verify, the accuracy, completeness and fair presentation of all financial and other information that was provided to [it] by the Company…”, and its opinion was “expressly conditioned upon such information (whether written or oral) being complete, accurate and fair in all respects material to [its] analysis.” This assumption and condition arise out of the engagement letter between the

Securities and Exchange Commission

September 12, 2005

Company and Jefferies and are standard provisions in investment bank’s opinions reflecting the fact that their analyses and conclusions set forth in their opinions are necessarily dependent upon the accuracy of the financial forecasts and other information provided to them. Accordingly, no further disclosure is required.

22.	Please disclose how Jefferies selected the companies used in its historical trading, comparable company, comparable transactions, and premiums paid analysis.

In response to the staff’s request, the proxy statement has been revised on pages 20 and 21 to disclose how Jefferies selected the companies used in its historical trading, comparable company and comparable transaction analyses. The Company respectfully notes that the summary of the premiums paid analysis already explains that the transactions were selected based upon the date of consummation and the transaction equity value, and accordingly, the Company believes that no additional disclosure is necessary with respect to that analysis.

23.	Please disclose how stockholders are to evaluate the results of each analysis in connection with your determination that the merger consideration is fair. For example, how should they evaluate results where the merger consideration is lower in some instances than the implied ratios or values.

In response to the staff’s request, the proxy statement has been revised on pages 21 and 22 to clarify how the ranges of implied valuations compare to the merger consideration of $6.00 per share.

24.	Please disclose the amount of consideration you have paid and will pay Jefferies for all of its services in connection with the merger. Please delete the reference to a “customary fee.”

The amount of consideration paid and payable to Jefferies has been disclosed on page 23 of the proxy statement and the term “customary” has been removed, as requested by the staff.

Regulatory Matters, page 23

25.	Please disclose the status of the regulatory approvals sought from the anti-trust authorities. Disclose the date you and GEO filed pre-merger notifications. Please refer to Item 4(a)(5) of Schedule 14A.

Securities and Exchange Commission

September 12, 2005

The date the Company and GEO respectively filed pre-merger notifications (September 2, 2005), as well as the fact that early termination of the waiting period has been requested, has been disclosed on pages 7 and 25 of the proxy statement in response to the staff’s request.

Material U.S. Federal Income Tax Consequences, page 23

26.	Please delete the term “certain” in the first sentence and clarify that you disclose all material federal income tax consequences.

The term “certain” has been deleted on page 25 of the proxy statement, as requested by the staff, and the statement made that the material federal income tax consequences have been set forth.

Representations and Warranties, page 26

27.	We note your first statement that the representations and warranties have been made solely for the benefit of the parties to the merger agreement and “should not be relied upon by any other person.” Please note that investors are entitled to rely upon disclosures in your publicly filed documents, including disclosures regarding representations and warranties. Please revise accordingly.

The Company agrees that investors are entitled to rely upon the disclosures set forth in the proxy statement and have removed all references in the proxy statement to the contrary.

28.	We note your statement that no person should rely on the representations and warranties as characterizations of actual state of facts, as they are modified by disclosure schedules. Please either file these schedules with the proxy statement or revise the sentence since investors are entitled to rely on public disclosures.

Please note the Company’s response to Comment 27, which applies here as well.

Additionally, please note that attached hereto as Appendix A is a statement from the Company as requested by the staff in its comment letter, dated August 31, 2005.

Should you have any questions, kindly call the undersigned.

Very truly yours,

/s/ Sidney Todres

Sidney Todres

Appendix A

September 12, 2005

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

        Correctional Services Corporation (the “Company”) hereby acknowledges that:

•	The Company is responsible for the adequacy and accuracy of the disclosure in the filing of its proxy statement on Schedule 14A;

•	Staff comments or changes to disclosure in response to staff comments do not foreclose the Securities and Exchange Commission (the “Commission”) from taking any action with respect to such filing; and

•	The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

/s/ James F. Slattery

James F. Slattery

President and Chief Executive Officer